Expense Example	Feb. 24, 2026 USD ($)
YieldMax(R) WarTech & Cyber Defense Portfolio Option Income ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 103
Expense Example, with Redemption, 3 Years	322
YieldMax(R) Strategic Metals & Mining Portfolio Option Income ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	103
Expense Example, with Redemption, 3 Years	322
YieldMax(R) Digital Finance Ecosystem Portfolio Option Income ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	103
Expense Example, with Redemption, 3 Years	322
YieldMax(R) RoboTech & Automation Portfolio Option Income ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	103
Expense Example, with Redemption, 3 Years	$ 322